Nature of operations and summary of significant accounting policies (Tables) - Rubicon [Member]	12 Months Ended
Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Schedule Of Contract Assets

Balance, January 1, 2019	$43,362
Invoiced to customers in the current period	(42,677)
Changes in estimate related to prior period	(685)
Estimated accrual related to current period	55,088
Balance, December 31, 2019	55,088
Invoiced to customers in the current period	(56,892)
Changes in estimate related to prior period	1,804
Estimated accrual related to current period	43,357
Balance, December 31, 2020	$43,357

Rubicon Technologies, LLC and Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Schedule Of Accrued Hauler Expenses

Balance, January 1, 2019	$41,168
Invoiced by vendors in the current period	(40,401)
Changes in estimate related to prior period	(767)
Estimated accrual related to current period	41,339
Balance, December 31, 2019	41,339
Invoiced by vendors in the current period	(43,288)
Changes in estimate related to prior period	1,949
Estimated accrual related to current period	37,429
Balance, December 31, 2020	$37,429

Live Used For Depreciation

Computers, equipment and software	3-5 years
Furniture and fixtures	3-5 years
Customer equipment	3-10 years
Leasehold improvements	Lesser of useful life or remaining lease term